Income taxes - Summary of Unrecognized Tax Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect of total losses not recognized	$ 169,498	$ 160,052
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect of total losses not recognized	140,087
Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect of total losses not recognized	5,797
Greece
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect of total losses not recognized	23,614
2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	24,745
2020 | Greece
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	24,745
2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	10,253
2021 | Greece
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	10,253
2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	7,856
2022 | Greece
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	7,856
2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	17,347
2023 | Greece
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	17,347
2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	38,194
2024 | Greece
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	38,194
2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	7,894
2025 | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	7,894
2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	14,966
2026 | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	14,966
2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	10,638
2027 | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	10,638
2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	25,971
2028 | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	25,971
2029
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	23,444
2029 | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	23,444
2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	7,282
2030 | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	7,282
2031
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	45,351
2031 | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	45,351
2032
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	74,855
2032 | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	74,855
2033
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	64,883
2033 | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	64,883
2034
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	58,689
2034 | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	58,689
2035
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	55,266
2035 | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	55,266
2036
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	50,503
2036 | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	50,503
2037
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	38,978
2037 | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	38,978
2038
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	7,999
2038 | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	7,999
2039
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	510
2039 | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	510
No Expiry
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	31,128
No Expiry | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	31,128
Tax Losses Carried Forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	616,752
Tax Losses Carried Forward | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	487,229
Tax Losses Carried Forward | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	31,128
Tax Losses Carried Forward | Greece
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	98,395
Capital losses with no expiry
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	63,483
Capital losses with no expiry | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	$ 63,483